Subsequent Event (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Apr. 24, 2026	Apr. 23, 2026
Subsequent Event [Line Items]
Number of Units Committed	10,000	10,000
Price per ounce		$ 4,719.15
Total Value for Committed Units		$ 48
Staked units		10,000
Unstaked units		23,318
Total units		33,318